Note 3 - Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	9 Months Ended
Jul. 31, 2014
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Topic 606: Revenue from Contracts with Customers.  ASU No. 2014-09 is effective for the Company as of April 1, 2017.  Management is evaluating the effect, if any, this pronouncement will have on the Company’s consolidated financial statements.

The Company does not believe that any other recently issued accounting pronouncements will have a material impact on its financial position, results of operations or cash flows.